Debt - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Debt Instrument [Line Items]
Long-term debt and capital lease obligation current and non-current	$ 4,047	5,793	$ 3,527	4,876
Annual maturities and principal repayments in 2015		131
Annual maturities and principal repayments in 2016		816
Annual maturities and principal repayments in 2017		29
Annual maturities and principal repayments in 2018		725
Annual maturities and principal repayments in 2019		439